PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.8%
Asset-Backed Securities 23.8%
Automobiles 1.3%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$514,235
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,520,815
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,400	1,446,720

CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27		3,700	3,708,716
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		500	505,593
Series 2020-03A, Class D	1.730	07/15/26		400	408,315
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	161,733
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	164,174

Ford Credit Auto Owner Trust, Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,415,734
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	5,267,760
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	507,258
Series 2021-02A, Class C, 144A	2.520	12/27/27		300	305,242

Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		300	302,572
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		772	807,480
Series 2020-02, Class F, 144A	5.763	02/25/28		800	831,607
Series 2020-02, Class R, 144A	31.355	02/25/28		587	624,505
Series 2021-01, Class E, 144A	2.365	09/25/28		570	570,488
Series 2021-01, Class F, 144A	4.280	09/25/28		600	600,723
Series 2021-02, Class D, 144A	1.138	12/26/28		1,950	1,951,682
Series 2021-02, Class E, 144A	2.280	12/26/28		1,400	1,401,191
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	4,322,245
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	988,732
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		600	615,018
Series 2020-03, Class D	1.640	11/16/26		2,400	2,440,263
Series 2021-01, Class D	1.130	11/16/26		6,200	6,233,446
					38,616,247

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 19.8%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.485%(c)	10/25/32		9,000	$9,017,979
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.496(c)	07/15/32		10,000	10,007,158
Anchorage Capital Europe CLO DAC (Ireland), Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	5,250	6,234,437
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.084(c)	01/20/32		5,750	5,757,888
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,779,358
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	594,986
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.406(c)	07/15/29		250	250,000
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	1.576(c)	07/15/29		6,575	6,535,601

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)	1.404(c)	01/20/34		5,000	5,009,219
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.474(c)	10/21/32		13,000	13,006,287
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/24/33	EUR	10,000	11,892,944
Barings Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	04/21/33	EUR	12,000	14,262,573
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.236(c)	05/17/31		10,000	10,001,072
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.466(c)	10/15/32		4,000	4,002,287

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.465%(c)	08/20/32		6,500	$6,502,896
BNPP AM Euro CLO BV (Netherlands), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	7,500	8,900,976
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.484(c)	01/17/28		1,000	1,000,763
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	08/15/30	EUR	10,000	11,851,138
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	4,500	5,332,315
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	17,450	20,755,203
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.104(c)	04/17/31		2,492	2,492,424
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.454(c)	01/20/32		6,000	6,000,022
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.306(c)	01/15/30		1,250	1,250,910
Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.456(c)	01/15/33		16,750	16,763,460

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.314(c)	07/20/34		10,000	10,003,920
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	13,000	15,498,544
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.334(c)	10/17/31		9,750	9,751,097
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)	2.234(c)	07/20/31		5,750	5,776,711
Series 2020-29A, Class B1, 144A, 3 Month LIBOR + 2.460% (Cap N/A, Floor 2.460%)	2.594(c)	07/20/31		3,585	3,596,045

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	2,300	$2,734,610
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/24/32	EUR	20,000	23,716,435
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.356(c)	10/15/29		500	500,015
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.346(c)	07/15/30		750	750,036

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.856(c)	02/15/29		3,757	3,752,049
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.684(c)	10/20/31		7,500	7,510,122
Series 2020-50A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.334(c)	10/20/31		9,250	9,264,477

Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.136(c)	04/15/31		2,500	2,500,568
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.314(c)	10/20/31		5,000	5,002,458
Harvest CLO DAC (Ireland), Series 25A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/21/34	EUR	5,000	5,961,414
Henley CLO DAC (Ireland), Series 3A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/25/34	EUR	2,500	2,971,252
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.458(c)	07/22/32		5,000	5,000,872
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.176(c)	02/05/31		248	248,439

ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.155(c)	04/25/31		3,491	3,493,194
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	0.650(c)	07/15/31	EUR	10,000	11,856,197

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.604%(c)	04/20/32	2,250	$2,256,449
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.306(c)	01/15/31	1,250	1,248,897
Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.476(c)	10/15/32	5,000	5,003,817
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.084(c)	10/15/31	7,500	7,534,264
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.254(c)	04/21/31	1,334	1,334,050
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.805(c)	02/20/31	1,500	1,499,283
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.528(c)	10/23/32	16,000	15,981,026

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.336(c)	01/16/31	1,000	1,000,011
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A	0.000(cc)	10/12/30	6,500	6,500,253
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.246(c)	07/15/31	5,000	4,999,049

Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.345(c)	06/20/34	13,995	14,003,001
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.205(c)	04/26/31	5,000	5,002,505
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.386(c)	07/15/30	750	750,100

Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.456(c)	10/15/32	4,000	4,006,994
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.214(c)	04/17/31	19,458	19,432,782

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.414%(c)	10/20/31		7,914	$7,913,866
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.379(c)	10/30/30		989	989,334
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.524(c)	07/20/32		5,000	5,000,245
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.394(c)	02/14/34		10,000	10,006,200
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.134(c)	10/20/31		9,000	8,984,505

Penta CLO DAC (Luxembourg), Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	01/15/34	EUR	7,500	8,938,688
Providus CLO DAC (Ireland), Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	5,875	7,013,799
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.384(c)	10/17/30		500	500,146
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.300(c)	07/25/31		500	500,001
RRE Loan Management DAC (Ireland), Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	10/15/33	EUR	15,500	18,407,751
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.270(c)	05/07/31		3,000	2,999,994
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.246(c)	08/15/30		10,000	9,995,197

Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.235(c)	04/25/31		4,000	3,991,515
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	07/20/30		500	500,214
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.195(c)	01/26/31		4,526	4,524,635

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.504%(c)	01/20/32		6,600	$6,604,674
St. Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	8,898,841
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	20,000	23,723,913

TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.474(c)	10/20/32		6,000	6,003,046
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.434(c)	07/17/26		8	7,637
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	01/17/30		1,487	1,487,990

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.306(c)	07/20/34		15,000	15,047,379
Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990	07/25/34	EUR	13,500	15,995,268
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.526(c)	07/15/27		2,000	1,999,720
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.335(c)	01/25/31		1,000	1,000,013
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.386(c)	01/15/32		3,250	3,250,577
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.006(c)	07/15/27		91	90,580

Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.336(c)	10/15/30		2,241	2,241,059
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.284(c)	01/17/31		1,000	1,000,049
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.234(c)	07/17/31		5,000	5,000,374
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.334(c)	10/20/31		3,000	3,002,237

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.384%(c)	01/20/32		2,750	$2,750,046
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.474(c)	07/20/32		5,000	5,000,250
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.288(c)	01/22/31		750	749,999
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.488(c)	07/22/32		5,000	5,002,929
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.416(c)	04/15/30		733	732,798
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.334(c)	07/20/31		4,851	4,842,969
					604,341,270
Consumer Loans 0.9%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	700	566,026
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	619,555
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230	04/20/27		1,700	1,713,640
Series 2019-01A, Class A, 144A	3.000	12/20/27		2,400	2,449,853
Series 2019-02A, Class A, 144A	2.780	04/20/28		1,400	1,439,490
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	5,092,168
Series 2021-01A, Class B, 144A	2.470	11/20/31		200	204,247
Series 2021-01A, Class C, 144A	3.410	11/20/31		100	102,371
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		800	818,621
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	922,508
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29		251	251,989
Series 2020-01A, Class A, 144A	3.840	05/14/32		1,600	1,665,731
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,462,173

Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24		781	784,055
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24		800	802,258
Series 2018-D, Class B, 144A	4.830	12/09/24		500	501,460

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080%	08/08/25		1,700	$1,738,570
Series 2019-A, Class D, 144A	6.220	08/08/25		1,800	1,846,328
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,300	1,305,047
Series 2021-A, Class B, 144A	1.760	03/08/28		600	602,251
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/23		1,310	1,316,306
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	08/25/25		800	798,818
					28,003,465
Credit Cards 0.3%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		800	946,476
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.020(c)	03/15/29	GBP	1,800	2,511,283
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.140(c)	03/15/29		1,700	1,706,970

Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	11/15/28	GBP	2,840	3,999,325
					9,164,054
Home Equity Loans 0.1%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184(cc)	03/25/33		61	61,719
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.589(c)	03/25/43		198	200,552
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.169(c)	04/25/34		323	323,834
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.129(c)	10/25/33		1,054	1,054,612
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	10/25/33		117	116,722

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.749%(c)	11/25/33	898	$873,324
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	1.049(c)	08/25/35	1,005	1,004,846
				3,635,609
Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.439(c)	04/25/23	1,420	1,415,373
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.889(c)	06/25/24	8,640	8,546,519
				9,961,892
Residential Mortgage-Backed Securities 0.4%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	0.689(c)	06/25/33	121	117,665
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.509(c)	08/25/34	1,045	989,838
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.253(c)	04/25/38	3,533	3,533,295
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	576	577,350
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	804	804,803
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	1,477	1,478,262

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	514	525,399

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789%(c)	04/25/33		61	$60,982
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	2,350	2,411,768
					10,499,362
Student Loans 0.7%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	627,357
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		1,013	1,045,325
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,714	1,780,847
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		2,323	344,569
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		3,925	4,065,105
Series 2019-D, Class 1PT, 144A	2.799(cc)	01/16/46		3,698	3,830,332
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		4,371	4,480,936

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.339(c)	11/29/24		3,312	3,296,702
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.839(c)	11/29/24		1,469	1,475,136
					20,946,309

Total Asset-Backed Securities (cost $722,359,717)					725,168,208
Bank Loans 1.5%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/21/28		723	723,790
Auto Parts & Equipment 0.3%
Tenneco, Inc., Tranche A Term Loan, 1 Month LIBOR + 2.000%	2.104(c)	09/29/23		9,152	9,042,258

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals 0.0%
Axalta Coating Systems US Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.897%(c)	06/01/24	696	$687,324
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%	3.918(c)	10/01/25	375	370,269
				1,057,593
Commercial Services 0.0%
Adtalem Global Education, Inc., Term Loan	—(p)	02/12/28	1,400	1,398,950
Computers 0.1%
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	2,394	2,389,013
Healthcare-Services 0.1%
Gentiva Health Services, Inc., Term Loan	—(p)	07/02/25	2,000	1,991,876
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	371	365,236
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.092(c)	11/03/24	965	948,655
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.342(c)	07/31/27	698	685,449
				1,999,340
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	2.851(c)	03/02/27	720	712,496
Media 0.2%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.343(c)	07/17/25	696	684,468
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.593(c)	04/15/27	3,806	3,754,541

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Media (cont’d.)

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360%(c)	08/24/26		1,077	$591,482
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.092(c)	05/01/26		627	617,832
					5,648,323
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		1,317	1,440,469
Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24		2,327	2,322,204
Real Estate 0.0%
Brookfield Retail Holdings VII Sub LLC, Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.113(c)	08/28/23		1,298	1,280,484
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	2.342(c)	04/23/26		1,000	986,788
Retail 0.3%
EG Finco Ltd. (United Kingdom), Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	7,000	8,324,509
Software 0.1%
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.336(c)	02/06/26		2,159	2,139,462
Telecommunications 0.1%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.342(c)	03/15/27		834	820,242
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	3.430(c)	05/27/24		2,611	2,482,498

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500%(c)	10/10/24	443	$428,292
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	665	647,902
				4,378,934

Total Bank Loans (cost $45,971,849)				45,836,489
Commercial Mortgage-Backed Securities 9.4%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54	18,000	18,554,720
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	1,000	1,086,882
Series 2017-BNK06, Class A4	3.254	07/15/60	230	251,292
Series 2018-BN10, Class A4	3.428	02/15/61	4,800	5,276,286
Series 2019-BN17, Class A3	3.456	04/15/52	4,200	4,667,263
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,987,966
Series 2019-BN22, Class A3	2.726	11/15/62	1,300	1,383,916
Series 2019-BN24, Class A2	2.707	11/15/62	3,500	3,723,867
Series 2020-BN25, Class A3	2.391	01/15/63	9,933	10,372,655
Series 2020-BN29, Class A3	1.742	11/15/53	2,000	1,987,264
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	10,779,583

Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.542(c)	03/15/37	4,500	4,370,117
Barclays Commercial Mortgage Trust, Series 2019-C05, Class A3	2.805	11/15/52	6,100	6,522,526
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	8,123,453
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	889,837
Series 2019-B10, Class A3	3.455	03/15/62	3,100	3,444,387
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,467,756
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,989,892
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	5,034,760
Series 2021-B26, Class A4	2.295	06/15/54	10,600	11,014,219
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.143(c)	11/15/35	1,890	1,893,556
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	10/15/36	1,877	1,882,525

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.393%(c)	10/15/36	6,881	$6,902,594
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	12/15/36	2,085	2,087,761
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	657,184
Series 2017-CD05, Class A3	3.171	08/15/50	800	864,125
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,778,986

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,764	1,913,953
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	74	77,146
Series 2016-C02, Class A3	2.575	08/10/49	3,000	3,152,067
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,243,475
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	248,018
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,731,725
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,959,140
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	10,695,525
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	400	425,544
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	305,589
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	100,426

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.859(c)	11/15/37	2,212	2,229,055
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.857(cc)	05/15/45	795	5,399
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	78,479
Series 2016-COR01, Class A3	2.826	10/10/49	700	744,734
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,866,968

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.243(c)	05/15/36	3,300	3,310,341
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,791,216
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	2,165,810
Series 2019-C15, Class A3	3.779	03/15/52	6,000	6,733,530

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	208,192
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	425,745
Series 2017-C06, Class A4	3.071	06/10/50	600	654,813

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555%(cc)	09/10/35	250	$265,193
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0018, Class X1, IO	1.225(cc)	01/25/22	2,299	2,827
Series K0020, Class X1, IO	1.334(cc)	05/25/22	1,629	12,065
Series K0025, Class X1, IO	0.786(cc)	10/25/22	5,927	48,366
Series K0069, Class X1, IO	0.363(cc)	09/25/27	6,827	146,406
Series K0090, Class X1, IO	0.705(cc)	02/25/29	99,933	5,066,201
Series K0093, Class X1, IO	0.951(cc)	05/25/29	13,149	873,046
Series K0097, Class X1, IO	1.089(cc)	07/25/29	17,979	1,415,452
Series K0100, Class X1, IO	0.650(cc)	09/25/29	18,138	889,508
Series K0101, Class X1, IO	0.836(cc)	10/25/29	19,043	1,186,022
Series K0122, Class X1, IO	0.883(cc)	11/25/30	37,668	2,706,443
Series K0735, Class X1, IO	0.957(cc)	05/25/26	8,523	352,469
Series K1513, Class X1, IO	0.859(cc)	08/25/34	30,887	2,642,520
Series Q001, Class XA, IO	2.144(cc)	02/25/32	14,563	1,547,342

GCC Home Equity Trust, Series 2021-03, Class A, 144A	0.000(cc)	08/17/23	8,500	8,500,000
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.427(cc)	04/10/47	15,000	168,416
Series 2017-GS06, Class A2	3.164	05/10/50	700	756,975
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,279,158
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,526,511
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	7,197,656
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	148,750
Series 2017-APTS, Class XFLC, IO, 144A	0.000(cc)	06/15/34	144,565	318
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,509,618
Series 2015-C29, Class A4	3.611	05/15/48	1,890	2,056,823
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	4,258	4,558,918
Series 2017-C07, Class A4	3.147	10/15/50	1,100	1,189,452

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	10,600	10,960,682
KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.719(c)	03/15/37	1,253	1,257,399
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48	946	997,447
Series 2016-C29, Class A3	3.058	05/15/49	2,750	2,916,895
Series 2016-C30, Class A4	2.600	09/15/49	6,400	6,735,085

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2017-C33, Class A4	3.337%	05/15/50		1,200	$1,308,524
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,550	4,935,759
Series 2017-H01, Class A4	3.259	06/15/50		600	646,454
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	2,187,810
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,705,921
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,738,716
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		800	773,676

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	5,321,703
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.573(c)	01/23/29	GBP	2,000	2,776,369
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		820	877,225
Series 2017-C07, Class A3	3.418	12/15/50		2,100	2,322,789
Series 2018-C08, Class A3	3.720	02/15/51		2,700	3,041,862
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,586,078
Series 2018-C14, Class A3	4.180	12/15/51		3,250	3,698,074
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,500	1,586,619
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,517,915
Series 2017-C40, Class A3	3.317	10/15/50		350	379,672
Series 2017-RB01, Class A4	3.374	03/15/50		875	966,771
Series 2018-C43, Class XB, IO	0.360(cc)	03/15/51		51,500	1,086,964
Series 2018-C46, Class XB, IO	0.371(cc)	08/15/51		104,789	2,517,881
Series 2020-C56, Class A4	2.194	06/15/53		3,300	3,391,663
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.593(c)	05/15/31		7,000	7,021,869

Total Commercial Mortgage-Backed Securities (cost $274,249,673)					288,366,539
Corporate Bonds 29.0%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24		11,940	11,966,252
Sr. Unsec’d. Notes(a)	3.625	02/01/31		3,940	4,293,643

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Raytheon Technologies Corp., Sr. Unsec’d. Notes	2.800%	03/15/22	1,480	$1,500,085
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	6,825	7,175,784
				24,935,764
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,585,288
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	107	113,274
United Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	04/15/26	2,370	2,438,146
				6,136,708
Apparel 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	5.000	05/01/25	930	949,973
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	5,030	5,295,781
				6,245,754
Auto Manufacturers 1.1%
Ford Motor Co., Sr. Unsec’d. Notes	9.000	04/22/25	800	984,492
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	576,159
Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,836,414

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	5,198,344
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, SOFR + 1.200%	1.235(c)	11/17/23	8,310	8,442,150
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,808,650

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25	3,500	3,844,665
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000	11/12/21	1,060	1,070,961
				34,761,835

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%	04/01/25	1,779	$1,839,044
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	1,700	1,754,918
				3,593,962
Banks 7.2%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,440	3,534,941
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.239(c)	04/12/23	200	202,644
Sr. Unsec’d. Notes	2.746	05/28/25	600	633,338
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	2,420	2,495,543
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	8,958,765
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,903,154
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	297	307,221
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	587,176
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,635,648
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,669,474
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,464,748
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	135	141,357
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	754,894
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,681,860
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	8,965,973
Sub. Notes, MTN	4.450	03/03/26	6,500	7,360,366
Sub. Notes, Series L, MTN	3.950	04/21/25	300	329,497

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	137,803
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,511,182
Sr. Unsec’d. Notes	4.375	01/12/26	200	225,671
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	4,281,255
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	4,594,899
Sr. Unsec’d. Notes, 144A, MTN	3.800	01/10/24	350	375,473
Sub. Notes, 144A, MTN	4.375	09/28/25	695	772,722

BPCE SA (France), Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	10,150	10,245,513
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	6,783,394

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series U	5.000%(ff)	09/12/24(oo)	2,125	$2,241,205
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,194,625
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,775,471
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,720,386
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	1,091,246
Sub. Notes	4.125	07/25/28	1,260	1,431,957
Sub. Notes	4.400	06/10/25	210	234,895
Sub. Notes	4.450	09/29/27	6,500	7,500,326
Sub. Notes	4.600	03/09/26	165	188,931

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	3,671,598
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	2,655	2,725,011
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	750	767,687
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,056,273
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	2,155,777
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	516,913
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	795,873
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	515	556,897
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	309,742
Sr. Unsec’d. Notes	3.850	01/26/27	800	885,776
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,237,745
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22	2,000	2,041,183
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24	2,244	2,420,879
Sr. Unsec’d. Notes, MTN	2.383(ff)	07/21/32	9,335	9,492,545
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,432,736
Sub. Notes	5.150	05/22/45	125	169,060

Grupo Aval Ltd. (Colombia), Gtd. Notes	4.750	09/26/22	406	416,225
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.452	10/20/21	4,000	4,015,139
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	600	646,063
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,597,848
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,337,724
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.599(c)	10/30/21(oo)	97	97,345

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series II	4.000%(ff)	04/01/25(oo)	4,510	$4,555,244
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	6,133,559
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	6,656,733
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	416,263
Sr. Unsec’d. Notes	3.625	05/13/24	350	379,498
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	5,027,095
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	1,005,213
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,767,106
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	8,134,364
Sub. Notes	4.250	10/01/27	215	247,235

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	889,100
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761	07/26/23	1,930	2,056,435
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.736(c)	10/15/21(oo)	75	75,274
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,075	1,154,684
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	5,995	6,044,127
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	410,237
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,818,875
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,352,395
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	3,204,687
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,834,707
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	713,130
Sub. Notes, GMTN	4.350	09/08/26	5,505	6,271,201

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	408,610
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.647(c)	09/30/24	13,350	13,401,645
UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	1,180	1,204,629
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,050	3,208,547
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,695,656
				218,345,841

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27		200	$208,224
Building Materials 0.1%
Masco Corp., Sr. Unsec’d. Notes	2.000	10/01/30		1,440	1,431,174
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		995	1,271,754
					2,702,928
Chemicals 0.6%
Chemours Co. (The), Gtd. Notes	7.000	05/15/25		1,910	1,971,358
Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	2,500	3,010,421
INEOS Quattro Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	4,400	5,266,636
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24		1,800	1,902,207
OCI NV (Netherlands), Sr. Sec’d. Notes	3.125	11/01/24	EUR	1,370	1,656,023
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	614,171
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		1,020	1,042,907
Gtd. Notes	5.875	03/27/24		2,000	2,116,552
Gtd. Notes	6.500	09/27/28		600	667,727

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	93,028
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	517,059
Sr. Sec’d. Notes, 144A	10.875	08/01/24		129	140,151
					18,998,240
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,125	1,192,397
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		1,800	1,807,973

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625%	06/01/28		1,000	$1,002,969
Sr. Sec’d. Notes, 144A	4.625	06/01/28		625	624,437

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,028,139
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	1,242,725
Loxam SAS (France), Sr. Sub. Notes	4.500	04/15/27	EUR	2,000	2,385,404
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	5,890	6,971,370
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,000	1,026,952
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48		400	476,183
					18,758,549
Computers 0.2%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,706,961
Sr. Unsec’d. Notes, 144A	9.750	09/01/26		1,150	1,209,695

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		1,967	2,077,036
					5,993,692
Diversified Financial Services 0.8%
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21		1,303	1,303,603
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	2,156,466
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	275,932
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22		400	413,965
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24		3,000	3,000,000
Sr. Unsec’d. Notes, Series 2A-1, 144A, 1 Month LIBOR + 2.270%	2.359(c)	05/31/25		9,300	9,271,081

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500%	10/18/23		100	$107,099
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	444,137
OneMain Finance Corp.,
Gtd. Notes	6.125	03/15/24		1,775	1,910,344
Gtd. Notes	8.250	10/01/23		4,500	5,093,344

Ontario Teachers’ Finance Trust (Canada), Gtd. Notes, 144A	2.125	09/19/22		250	255,417
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	237,273
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		1,000	1,210,837
					25,679,498
Electric 1.2%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,290,832
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,969,514

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	30,420
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes	4.125	08/01/25	EUR	1,900	2,302,286
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25		475	499,922
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25		125	138,637
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	103,563
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		500	629,208
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		1,000	1,345,691
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	570,331
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22		1,084	1,123,223
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	683,759
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	358,934
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		2,000	2,236,477

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	458,035

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395%	04/09/30		1,640	$1,826,903
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		2,500	2,656,174
Gtd. Notes	6.625	01/15/27		2,818	2,917,619
Gtd. Notes	7.250	05/15/26		2,553	2,654,860
Gtd. Notes, 144A	5.250	06/15/29		625	670,499

PacifiCorp, First Mortgage	3.300	03/15/51		300	326,598
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	666,855
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		250	253,858
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50		2,350	2,849,812
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,000	3,099,832
Gtd. Notes, 144A	5.500	09/01/26		925	953,015
Gtd. Notes, 144A	5.625	02/15/27		3,700	3,841,617
Sr. Unsec’d. Notes, 144A(a)	4.375	05/01/29		1,200	1,230,943
					37,689,417
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc., Gtd. Notes, 144A	7.125	06/15/25		2,250	2,424,169
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	4,550,342
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,878,988
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	190,352
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	672,035
					8,291,717

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.7%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000%	06/15/26		589	$525,549
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,520	1,603,598
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,250	2,267,048
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750	11/01/23	EUR	1,290	1,111,952
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	643	817,732
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	225	286,143

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,141,726
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		2,750	2,847,883
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26		500	531,659
Gtd. Notes, 144A	8.625	07/01/25		2,100	2,268,567
Sr. Sec’d. Notes, 144A	5.000	10/15/25		2,260	2,322,150

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		4,000	4,260,286
					19,984,293
Environmental Control 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28		550	550,838
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		525	530,948
					1,081,786
Foods 1.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A(a)	3.500	02/15/23		2,900	2,974,050
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		2,000	2,054,359
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	9,856,636

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	3,200	$4,441,318
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		2,000	2,195,001
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		1,350	1,518,836
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		1,415	1,676,584
Gtd. Notes	4.875	10/01/49		1,575	1,959,527

McCormick & Co., Inc., Sr. Unsec’d. Notes	2.500	04/15/30		3,080	3,212,264
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		3,700	3,956,094
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25		2,000	2,109,726
					35,954,395
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,464,932
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		210	213,433
					2,678,365
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		3,075	3,361,326
Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	100	133,764
Gtd. Notes	2.250	03/07/39	EUR	300	435,940

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	574,111
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	1,027,774
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	741,188
					2,912,777

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services 0.8%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829%	08/15/28		1,175	$1,346,550
Anthem, Inc., Sr. Unsec’d. Notes	3.600	03/15/51		2,590	2,933,565
CAB SELAS (France), Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	3,600	4,312,636
Centene Corp., Sr. Unsec’d. Notes	4.250	12/15/27		260	273,973
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		150	162,395
Gtd. Notes	5.375	02/01/25		275	311,340

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	998,993
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,441,449
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		3,000	3,190,258
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24		1,650	1,672,610
Sr. Sec’d. Notes, 144A	4.875	01/01/26		2,000	2,068,919
Sr. Sec’d. Notes, 144A	7.500	04/01/25		2,350	2,526,955
Sr. Unsec’d. Notes	6.750	06/15/23		3,400	3,693,582
					24,933,225
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		1,000	1,016,313
Home Builders 0.8%
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27		2,000	2,079,675
Gtd. Notes(a)	7.250	10/15/29		1,400	1,537,271

Century Communities, Inc., Gtd. Notes	6.750	06/01/27		4,400	4,697,954
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25		2,500	2,641,996
Lennar Corp., Gtd. Notes	5.250	06/01/26		3,000	3,484,560

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	4.950%	02/01/28	884	$928,920
Gtd. Notes	5.625	08/01/25	1,885	1,939,323

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,000	3,127,159
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	750	851,999
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,502,291
Gtd. Notes, 144A	6.625	07/15/27	2,400	2,563,114
				25,354,262
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22	100	103,472
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22	100	101,726
Insurance 0.0%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	153,662
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50	505	601,236
				754,898
Internet 0.2%
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	5,067,118
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	102,037
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	535	560,417
Gtd. Notes	6.000	03/15/23	275	290,487
Gtd. Notes	6.750	05/01/25	6,400	6,796,223

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125%	08/08/25	300	$335,648
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25	2	2,026
				8,086,838
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	100,697
Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	2,826	2,851,141
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	6,800	7,029,169
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	2,066	2,136,044
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	775	911,112
Sr. Sec’d. Notes	5.375	05/01/47	85	105,141
Sr. Sec’d. Notes	6.384	10/23/35	3,075	4,147,448
Sr. Sec’d. Notes	6.484	10/23/45	95	133,783

Comcast Corp., Gtd. Notes	4.250	10/15/30	335	398,131
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	04/15/27	8,000	8,371,022
Sr. Unsec’d. Notes	6.750	11/15/21	1,182	1,199,865

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26	1,790	1,039,286
				28,322,142
Mining 0.3%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500	04/01/25	2,500	2,592,093
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	2,500	2,593,054
Sr. Unsec’d. Notes, 144A	3.250	11/15/26	2,400	2,433,785
				7,618,932

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.125%	06/15/26	2,175	$2,265,081
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,675	1,709,864
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	3,325	3,444,838
				7,419,783
Multi-National 0.5%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,937,031
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,464,631
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	866,966
Sr. Unsec’d. Notes	2.750	01/06/23	800	824,822
Sr. Unsec’d. Notes	3.250	02/11/22	1,000	1,014,881
Sr. Unsec’d. Notes	3.750	11/23/23	1,000	1,065,064
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,136,998
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	618,248
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,237,818
Unsec’d. Notes	6.950	08/01/26	500	638,754
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,464,288

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	790	804,883
				16,074,384
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	4,000	4,412,796
Oil & Gas 2.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,685,039
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,755	3,989,472
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	930	1,052,681
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	103,350

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Gtd. Notes, 144A	9.000%	11/01/27		691	$946,043

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,332	1,664,149
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26		1,600	1,670,183
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		375	374,014
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,300	1,333,571
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875	09/18/23		2,738	2,949,443
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	07/15/25		5,997	6,344,000
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		113	115,588
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,820	1,862,360

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		300	336,358
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	223,816
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	227,874

Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	3.100	07/15/31		1,585	1,625,495
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		350	368,507
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.131(s)	10/10/36		12,600	6,576,928
Sr. Unsec’d. Notes	7.500	05/01/31		250	318,375

Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24		5,000	5,531,307
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	412,575
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	5.600	01/03/31		2,145	2,391,506
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,527,415
Gtd. Notes	7.375	01/17/27		1,460	1,774,256
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,432,240
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	465	555,556
Gtd. Notes	4.750	02/26/29	EUR	100	115,936
Gtd. Notes	6.350	02/12/48		686	586,812

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.490%	01/23/27		3,133	$3,326,042
Gtd. Notes	6.500	03/13/27		3,085	3,277,805
Gtd. Notes	6.500	01/23/29		300	310,892
Gtd. Notes, EMTN	2.500	08/21/21	EUR	2,800	3,322,115
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,000	2,423,509
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	1,150,723
Gtd. Notes, EMTN	4.875	02/21/28	EUR	680	805,718
Gtd. Notes, EMTN	5.125	03/15/23	EUR	800	992,891
Gtd. Notes, EMTN	8.250	06/02/22	GBP	1,640	2,392,175
Gtd. Notes, MTN	6.750	09/21/47		789	700,577
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,579,691
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		2,312	2,321,550
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		1,310	1,359,990

Range Resources Corp., Gtd. Notes	9.250	02/01/26		2,600	2,822,633
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,314,466
Valero Energy Corp., Sr. Unsec’d. Notes(a)	2.150	09/15/27		1,420	1,448,094
					78,643,720
Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,400	2,925,603
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	4,100	4,894,639
					7,820,242
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	103,789
Sr. Unsec’d. Notes	4.050	11/21/39		9,395	11,152,142
Sr. Unsec’d. Notes	4.500	05/14/35		150	184,423
Sr. Unsec’d. Notes	4.550	03/15/35		165	203,489
Sr. Unsec’d. Notes	4.850	06/15/44		1,115	1,447,419

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		5,957	6,447,831

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28	850	$812,616
Gtd. Notes, 144A	5.250	02/15/31	25	23,427
Gtd. Notes, 144A	6.125	04/15/25	3,173	3,241,843
Gtd. Notes, 144A	7.000	01/15/28	400	419,733

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25	1,300	1,454,297
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	475	585,652
Sr. Unsec’d. Notes	4.250	10/26/49	735	948,710
Sr. Unsec’d. Notes	5.000	08/15/45	645	898,575

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23	1,215	1,267,663
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,630	1,917,481
Sr. Unsec’d. Notes	3.200	03/15/40	1,040	1,105,679
Sr. Unsec’d. Notes	3.400	03/15/51	3,710	4,000,761
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	1,960	1,950,917
Sr. Unsec’d. Notes	5.125	07/20/45	70	92,699

Mylan, Inc., Gtd. Notes(a)	4.550	04/15/28	1,240	1,438,027
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	925	1,007,674
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	1,300	1,349,905
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	2,095	2,608,902
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	5,105	5,566,559
Gtd. Notes, 144A	4.000	06/22/50	1,820	1,969,055
				52,199,268
Pipelines 0.8%
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,340,516
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,573,137
Sr. Unsec’d. Notes	5.000	05/15/50	1,030	1,207,560
Sr. Unsec’d. Notes	5.300	04/15/47	110	130,135
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	2,725	2,760,753

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	3.900%	02/15/24	250	$268,713

Kinder Morgan Energy Partners LP, Gtd. Notes	3.950	09/01/22	372	382,994
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	1,255	1,243,155
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	24,798
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	6,939,485
Gtd. Notes	4.950	07/13/47	385	460,625

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23	350	358,881
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	860	872,755
Gtd. Notes, 144A	7.500	10/01/25	2,225	2,416,700
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	249,718
Sr. Unsec’d. Notes	4.300	03/04/24	325	352,136
Sr. Unsec’d. Notes	4.500	11/15/23	345	372,285
				22,954,346
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	4,000	4,193,180
Real Estate Investment Trusts (REITs) 0.5%
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	5,675	6,263,981
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25	610	649,081
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26	1,500	1,524,466
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	5,000	5,326,351

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250%	12/01/26		575	$598,009
Gtd. Notes, 144A	4.625	12/01/29		860	921,462
					15,283,350
Retail 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		2,175	2,193,154
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		3,375	3,581,786
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	200	233,395
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,650	4,438,058

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,837,432
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24		2,475	2,482,079
L Brands, Inc., Gtd. Notes	5.625	10/15/23		3,319	3,638,462
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		3,650	3,766,320
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.875	03/01/27		1,395	1,461,307
					24,631,993
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		5,469	5,970,349
Gtd. Notes	5.000	04/15/30		3,645	4,349,162
					10,319,511
Software 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26		4,000	4,215,520
Fidelity National Information Services, Inc., Gtd. Notes	0.750	05/21/23	EUR	500	603,682
					4,819,202

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650%	02/01/28	3,720	$3,727,911
Sr. Unsec’d. Notes	4.300	02/15/30	350	408,176
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	159	160,391
Sr. Unsec’d. Notes, 144A	3.500	09/15/53	2,711	2,797,994
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	1,302	1,349,335

CommScope, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/24	3,000	3,087,364
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24	975	1,013,092
Sr. Sec’d. Notes, 144A	8.750	05/25/24	2,000	2,080,956

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	2,000	1,888,682
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)	3,020	1,661,434
Level 3 Financing, Inc.,
Gtd. Notes	5.375	05/01/25	2,000	2,046,206
Sr. Sec’d. Notes, 144A	3.400	03/01/27	325	345,989
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	585	638,220
Sr. Unsec’d. Notes, Series W(a)	6.750	12/01/23	2,500	2,764,167

Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21	50	50,939
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22	4,000	4,232,825
Gtd. Notes	11.500	11/15/21	4,861	5,008,847

Sprint Corp., Gtd. Notes	7.250	09/15/21	5,725	5,767,949
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	25	25,091
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	3.000	02/15/41	2,755	2,782,093
Sr. Sec’d. Notes	3.300	02/15/51	895	912,326
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	4,085	3,995,980
Sr. Unsec’d. Notes	3.400	03/22/41	2,000	2,160,315
				48,906,282

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Toys/Games/Hobbies 0.1%
Mattel, Inc., Gtd. Notes, 144A(a)	3.375%	04/01/26	1,600	$1,663,897
Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	101	118,701
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	1,500	1,592,490
				1,711,191

Total Corporate Bonds (cost $851,330,592)				883,252,008
Municipal Bonds 0.2%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	29,752
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	30,451
				60,203
Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	670,623
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,785,982
				2,456,605
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	168,572
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,487,553

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%	09/01/2117	125	$169,759

Total Municipal Bonds (cost $4,817,242)				5,342,692
Residential Mortgage-Backed Securities 9.0%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	04/25/28	224	225,837
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.939(c)	10/25/28	475	476,023
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.539(c)	04/25/29	307	306,889
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.189(c)	07/25/29	505	504,849
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.689(c)	07/25/29	1,500	1,504,634
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.489(c)	10/25/29	670	669,789
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.089(c)	10/25/29	2,400	2,401,504
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.289(c)	08/26/30	376	380,104
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.089(c)	08/26/30	465	475,375
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.089(c)	10/25/30	515	516,871
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	10/25/30	375	382,740
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.789(c)	10/25/30	490	516,137
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.689(c)	06/25/30	709	710,518
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.689(c)	06/25/30	820	828,003

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.250(cc)	09/15/21	3,668	3,661,394
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.837(c)	08/29/22	18,250	18,261,019
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%	3.087(c)	10/27/22	18,335	18,327,969

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Central Park Funding Trust, (cont’d.)
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	3.037%(c)	03/01/23	6,491	$6,495,662

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.032(cc)	09/25/47	35	33,684
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.239(c)	09/25/31	1,498	1,505,820
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.189(c)	06/25/39	377	377,725
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.189(c)	10/25/39	602	604,635
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.139(c)	01/25/40	1,388	1,395,283

Credit Suisse Mortgage Trust, Series 2020-RPL5, Class A1, 144A	3.023(cc)	08/25/60	807	820,268
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.789(c)	11/25/28	516	517,610
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.889(c)	04/25/29	373	372,970
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.089(c)	10/25/30	347	346,678
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.089(c)	10/25/30	910	913,440
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.589(c)	10/25/30	640	649,577
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.200(c)	10/25/33	1,325	1,341,460
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750(c)	10/25/33	2,045	2,090,561
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.489(c)	05/25/30	800	810,899
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.239(c)	10/25/30	435	441,377
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	3,206	337,814
Series 2012-144, Class EI, IO	3.000	01/25/28	3,796	250,398
Series 2012-148, Class IC, IO	3.000	01/25/28	5,382	348,252
Series 2013-13, Class IK, IO	2.500	03/25/28	2,494	116,303
Series 2013-49, Class AI, IO	3.000	05/25/33	2,603	261,236

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMICS, (cont’d.)
Series 2015-59, Class CI, IO	3.500%	08/25/30	3,606	$251,535
Series 2016-20, Class DI, IO	3.500	04/25/31	4,038	448,085
Series 2018-24, Class BH	3.500	04/25/48	396	421,761
Series 2018-25, Class AG	3.500	04/25/47	1,415	1,483,104
Series 2018-57, Class QV	3.500	11/25/29	1,812	1,904,759
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050(c)	11/25/50	1,630	1,712,524
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50	7,890	8,010,804
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	08/25/33	8,290	8,535,430
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.939(c)	02/25/50	1,910	1,923,131
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.189(c)	06/25/50	330	345,081
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.089(c)	06/25/50	581	584,037
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.089(c)	08/25/50	2,635	2,809,547
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.839(c)	08/25/50	868	873,203
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850(c)	10/25/50	1,180	1,258,173
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	10/25/50	880	890,503
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.189(c)	03/25/50	135	136,960
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.689(c)	07/25/50	2,091	2,106,371
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.339(c)	09/25/50	550	580,054
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.239(c)	09/25/50	290	292,052
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	1,370	1,393,518

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700%(c)	01/25/34	880	$885,359
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.300(c)	08/25/33	8,400	8,493,408
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.839(c)	09/25/48	2	2,220
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	01/25/49	231	233,646
Freddie Mac REMICS,
Series 4012, Class MJ	3.500	11/15/40	1,198	1,234,203
Series 4046, Class PI, IO	3.000	05/15/27	2,424	145,331
Series 4060, Class IO, IO	3.000	06/15/27	2,859	107,638
Series 4073, Class EI, IO	3.000	02/15/27	5,746	232,546
Series 4131, Class BI, IO	2.500	11/15/27	4,661	237,608
Series 4146, Class KI, IO	3.000	12/15/32	3,283	337,114
Series 4153, Class IO, IO	3.000	01/15/28	6,314	376,387
Series 4172, Class KI, IO	3.000	10/15/32	5,447	430,935
Series 4182, Class EI, IO	2.500	03/15/28	3,274	181,731
Series 4186, Class JI, IO	3.000	03/15/33	11,284	1,119,633
Series 4314, Class PD	3.750	07/15/43	1,480	1,565,400
Series 4574, Class AI, IO	3.000	04/15/31	2,538	227,894
Series 4631, Class GP	3.500	03/15/46	2,675	2,849,333

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	5,421	5,431,578
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	1,114	180,513
Series 2014-116, Class IT, IO	4.000	08/20/44	1,390	179,924
Series 2016-164, Class IG, IO	4.000	12/20/46	2,351	424,532
Series 2017-045, Class QA	3.000	11/20/42	5,217	5,403,791
Series 2017-163, Class PT	3.000	11/20/47	2,390	2,546,484
Series 2018-05, Class IB, IO	4.000	01/20/48	1,004	178,610

GSMSC Resecuritization Trust, Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.229(c)	01/26/37	58	57,393
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	10/25/28	145	145,008
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.739(c)	05/25/29	218	217,938

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd. (Bermuda), (cont’d.)
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.689%(c)	10/25/30		713	$713,899
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.339(c)	10/25/30		800	811,748
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.239(c)	10/25/30		400	405,728
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.643(c)	01/25/34		1,235	1,234,995
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.843(c)	01/25/34		1,925	1,924,992

Jupiter Mortgage No. 1 PLC (United Kingdom), Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	07/20/60	GBP	2,000	2,790,934
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		720	722,253
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		6,858	6,932,987
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		3,203	3,221,801
Series 2020-SL01, Class A, 144A	2.734	01/25/60		1,767	1,782,294
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		3,987	3,987,433
Mortgage Repurchase Agreement Financing Trust,
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.450(c)	04/23/23		1,005	1,005,390
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.450(c)	04/23/23		1,935	1,935,752
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.700(c)	12/11/21		19,590	19,597,411
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.300(c)	11/15/21		16,000	15,978,490
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.590(c)	02/22/23		8,870	8,883,036
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.842(c)	03/31/23		6,630	6,653,484
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.842(c)	03/31/23		7,650	7,658,485
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.700(c)	02/16/22		9,930	9,942,928

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839(c)	01/25/48		586	587,613

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.639%(c)	07/25/28		136	$136,325
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.489(c)	07/25/29		61	61,516
Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.839(c)	07/25/30		193	193,841
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.489(c)	10/25/30		167	167,228
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.689(c)	10/25/30		460	468,425
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.904(c)	12/25/22		7,400	7,432,285
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	2.990(c)	02/27/24		11,852	12,064,869
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.489(c)	03/25/28		25	24,734
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.789(c)	03/25/28		330	333,218
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.289(c)	06/25/29		57	56,587
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.039(c)	01/25/30		700	699,581
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.539(c)	01/25/30		2,200	2,204,375
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.089(c)	10/25/30		981	984,190
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.689(c)	10/25/30		1,477	1,497,777

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	4,484	5,287,244
Station Place Securitization Trust, Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.889(c)	06/20/22		7,420	7,424,890
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.491(cc)	12/25/34		139	142,630

Total Residential Mortgage-Backed Securities (cost $273,573,165)					275,519,464

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 4.7%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400%	03/09/23		1,000	$1,004,639
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		3,000	3,075,747
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.500(cc)	07/09/30		1,090	395,602
Sr. Unsec’d. Notes	2.000(cc)	01/09/38		340	133,719

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	1,010,407
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		3,082	3,190,110
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		5,600	6,050,926
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.500	05/30/29		300	320,589
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,048,575
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	698,166
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	456,843
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	633	775,300
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	812	986,221

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		135	169,381
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	638,547
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		820	808,964
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,731,903
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	843,213
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,640,697
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,961,072

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary Government International Bond (Hungary), (cont’d.)
Sr. Unsec’d. Notes(a)	5.750%	11/22/23		2,200	$2,464,037
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,407,273
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,155,512
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	927,339
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	953,270
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	575,050
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,125,537
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,724,903
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	750	1,058,843
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.500	06/01/22		600	611,363
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,056,095
Gov’t. Gtd. Notes	3.375	10/31/23		800	852,904
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	637,351
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	827,049
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	203,381
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	425,520
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	419,648
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,450,344
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	406,763

Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		2,000	2,030,042
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.625	02/01/22		10,360	10,682,377
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	254,977
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	2,038,487

Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	2,232,537
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	05/04/22		325	329,758
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	423,052
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,087,976
Debentures	8.750	04/01/22		1,800	1,898,673

Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		375	400,331

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Quebec (Canada),
Debentures, Series NN	7.125%	02/09/24		2,465	$2,870,134
Sr. Unsec’d. Notes	2.750	04/12/27		195	213,593
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		384	436,174
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		1,040	1,345,815

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		810	870,516
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500	02/15/23(d)		200	94,804
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	266,865
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		300	318,580
Sr. Unsec’d. Notes	6.875	09/27/23		4,735	5,352,184
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	235	286,718
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	2,815	5,075,436
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		1,205	1,553,377

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000	03/23/22		500	515,465
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,224,271
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,414	6,619,379
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	413,591
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	6,026,663
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	730	877,886
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	765	1,011,538
Sr. Unsec’d. Notes	7.250	09/28/21		3,475	3,514,953
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,255	1,466,417
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		2,575	2,456,305

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		8,900	9,187,251
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		3,014	3,376,055
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,512,067
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,018,637
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	203,727
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	2,112,726

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Tokyo Metropolitan Government (Japan), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.250%	06/01/23		400	$420,489

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.250	12/23/23		1,700	1,836,654
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/21		195	195,847
Sr. Unsec’d. Notes	7.750	09/01/22		950	992,636
Sr. Unsec’d. Notes	8.994	02/01/24		200	220,458
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	2,163,244
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		550	552,388
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	945,616
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	440,916
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	714,302

Total Sovereign Bonds (cost $137,638,318)					143,304,690
U.S. Government Agency Obligations 0.2%
Federal Home Loan Mortgage Corp.	6.750	03/15/31		600	892,883
Federal National Mortgage Assoc.	1.875	09/24/26		1,225	1,295,416
Federal National Mortgage Assoc.	2.000	10/05/22		465	475,352
Federal National Mortgage Assoc.(k)	6.625	11/15/30		605	885,392
Federal National Mortgage Assoc.(k)	7.125	01/15/30		580	854,393
Resolution Funding Corp. Interest Strips, Bonds	1.104(s)	04/15/28		720	668,154
Resolution Funding Corp. Interest Strips, Bonds	2.935(s)	01/15/28		575	527,182
Tennessee Valley Authority Generic Strips, Bonds, Series AA	2.035(s)	12/15/21		14	13,966

Total U.S. Government Agency Obligations (cost $5,141,823)					5,612,738
U.S. Treasury Obligations 18.0%
U.S. Treasury Notes	0.125	01/31/23		50,195	50,187,157
U.S. Treasury Notes	0.125	12/15/23		520	518,578
U.S. Treasury Notes	0.250	03/15/24		2,270	2,268,227
U.S. Treasury Notes	0.250	05/15/24		50,000	49,910,156
U.S. Treasury Notes	0.250	10/31/25		3,855	3,800,187
U.S. Treasury Notes	0.375	07/31/27		5,860	5,697,934
U.S. Treasury Notes	0.500	05/31/27		430	421,904
U.S. Treasury Notes(h)(k)	0.500	06/30/27		9,025	8,849,436
U.S. Treasury Notes	0.875	06/30/26		295	297,696
U.S. Treasury Notes	1.250	08/31/24		15,395	15,809,943
U.S. Treasury Notes	1.250	04/30/28		75	76,395
U.S. Treasury Notes	1.250	06/30/28		145	147,515
U.S. Treasury Notes	1.375	10/15/22		50,340	51,110,831

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes	1.375%	01/31/25	7,520	$7,760,875
U.S. Treasury Notes	1.500	01/15/23	1,345	1,371,847
U.S. Treasury Notes	1.500	02/28/23	12,355	12,620,440
U.S. Treasury Notes	1.625	11/15/22	1,410	1,437,374
U.S. Treasury Notes	1.750	05/15/23	1,960	2,015,431
U.S. Treasury Notes	2.000	02/15/25	410	432,102
U.S. Treasury Notes(k)	2.125	09/30/21	13,700	13,744,953
U.S. Treasury Notes	2.125	05/15/25	76,645	81,297,591
U.S. Treasury Notes	2.250	11/15/24	53,590	56,805,400
U.S. Treasury Notes	2.375	08/15/24	61,615	65,379,291
U.S. Treasury Notes(k)	2.500	05/15/24	85,565	90,785,802
U.S. Treasury Notes	2.625	03/31/25	625	673,682
U.S. Treasury Notes	2.750	02/15/28	4,800	5,355,750
U.S. Treasury Notes	2.875	11/15/21	2,000	2,015,937
U.S. Treasury Notes	2.875	08/15/28	5,000	5,639,844
U.S. Treasury Notes	3.000	09/30/25	2,000	2,200,000
U.S. Treasury Notes	3.125	11/15/28	5,000	5,737,500
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	62,411
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	569,911
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	304,085
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,165	833,931
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	2,240	1,631,963
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,638,089
U.S. Treasury Strips Coupon	2.420(s)	08/15/40	1,500	1,039,102
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	87,066
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	109,648

Total U.S. Treasury Obligations (cost $545,828,274)				550,645,984

	Shares
Preferred Stock 0.0%
Capital Markets
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo) (cost $125,000)	5,000	151,400

Total Long-Term Investments (cost $2,861,035,653)		2,923,200,212

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 5.6%
Affiliated Mutual Funds 5.6%
PGIM Core Short-Term Bond Fund(wc)	6,844,086	$63,102,471
PGIM Core Ultra Short Bond Fund(wc)	75,435,744	75,435,744
PGIM Institutional Money Market Fund (cost $30,835,603; includes $30,833,907 of cash collateral for securities on loan)(b)(wc)	30,859,219	30,840,703

Total Affiliated Mutual Funds (cost $168,982,573)		169,378,918
Options Purchased*~ 0.0%
(cost $384,278)		232,120

Total Short-Term Investments (cost $169,366,851)		169,611,038

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.4% (cost $3,030,402,504)		3,092,811,250
Options Written*~ (0.0)%
(premiums received $640,517)		(732,004)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.4% (cost $3,029,761,987)		3,092,079,246
Liabilities in excess of other assets(z) (1.4)%		(41,432,251)

Net Assets 100.0%		$3,050,646,995

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,668,094 and 0.2% of net assets.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,263,100; cash collateral of $30,833,907 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	08/25/21	7.25		—		3,453	$6
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	24,500.00		—		3,367	1,470
Currency Option USD vs TRY	Call	Goldman Sachs International	08/06/21	9.25		—		880	105
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/18/22	16.00		—		4,813	93,620
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	04/28/22	14,300.00		—		3,367	39,916
Currency Option USD vs TRY	Put	Goldman Sachs International	08/06/21	7.60		—		880	2
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	7.50		—		3,391	29
Total OTC Traded (cost $157,671)									$135,148

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$112.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	4,780	$31
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	12,520	30
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	25,410	212
CDX.NA.IG.36.V1, 06/20/26	Call	JPMorgan Chase Bank, N.A.	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	13,640	114
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	09/15/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	13,520	98
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	13,520	281
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	13,520	282
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$108.00	CDX.NA.HY.36. V1(Q)	5.00%(Q)	4,780	12,145
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.55%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	12,520	4,718
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.58%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	25,410	6,621
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	08/18/21	0.58%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,640	3,554
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.53%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,520	17,574
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.53%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,520	27,728
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.55%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,520	23,584
Total OTC Swaptions (cost $226,607)								$96,972
Total Options Purchased (cost $384,278)								$232,120
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	08/25/21	6.44	—	3,453	$(27,031)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	16,500.00	—	3,367	(29,282)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	Goldman Sachs International	08/06/21	10.25	—	880	$(11)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/16/21	15.25	—	4,813	(45,702)
Currency Option USD vs TRY	Put	Goldman Sachs International	08/06/21	8.60	—	880	(15,931)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	8.60	—	1,130	(20,310)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	9.00	—	2,261	(137,472)
Total OTC Traded (premiums received $234,917)							$(275,739)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$109.50	CDX.NA.HY.36. V1(Q)	5.00%(Q)	4,780	$(8,047)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	12,520	(2,461)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.50%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	25,410	(19,389)
CDX.NA.IG.36.V1, 06/20/26	Call	JPMorgan Chase Bank, N.A.	08/18/21	0.50%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,640	(10,408)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	09/15/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,520	(6,247)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,520	(9,718)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	13,520	(9,719)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	$103.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	13,300	(5,353)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$105.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	4,780	(2,711)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	09/15/21	$100.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	25,700	(26,633)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	11/17/21	$98.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	4,000	(12,396)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.70%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	12,520	(1,303)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	25,410	(2,258)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	08/18/21	0.78%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		13,640	$(1,136)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.65%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		13,520	(6,637)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		13,520	(11,247)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.75%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		13,520	(9,310)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		33,930	(5,552)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	5,550	(8,222)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	12/15/21	7.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	20,000	(38,651)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	16,610	(258,867)
Total OTC Swaptions (premiums received $405,600)									$(456,265)
Total Options Written (premiums received $640,517)									$(732,004)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,119	2 Year U.S. Treasury Notes	Sep. 2021	$246,914,344	$33,152
1,959	5 Year U.S. Treasury Notes	Sep. 2021	243,788,362	1,391,773
				1,424,925
Short Positions:
1,000	5 Year Euro-Bobl	Sep. 2021	160,570,800	(1,495,230)
174	10 Year Euro-Bund	Sep. 2021	36,445,372	(824,092)
3,245	10 Year U.S. Treasury Notes	Sep. 2021	436,300,407	(6,232,244)
79	20 Year U.S. Treasury Bonds	Sep. 2021	13,012,781	58,978
43	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	8,579,844	(192,201)
472	Euro Schatz Index	Sep. 2021	62,908,688	(106,356)
				(8,791,145)
				$(7,366,220)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	38,056	$7,682,722	$7,303,225	$—	$(379,497)
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	18,491	3,555,063	3,534,062	—	(21,001)
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	539,448	714,000	709,883	—	(4,117)
Expiring 09/15/21	Citibank, N.A.	CLP	278,350	387,000	366,292	—	(20,708)
Expiring 09/15/21	Credit Suisse International	CLP	317,387	418,000	417,663	—	(337)
Expiring 09/15/21	Credit Suisse International	CLP	196,310	264,000	258,333	—	(5,667)
Expiring 09/15/21	Goldman Sachs International	CLP	271,451	355,000	357,213	2,213	—
Expiring 09/15/21	UBS AG	CLP	564,556	734,000	742,923	8,923	—
Expiring 09/15/21	UBS AG	CLP	305,721	402,000	402,311	311	—
Chinese Renminbi,
Expiring 08/18/21	Citibank, N.A.	CNH	10,248	1,578,000	1,582,922	4,922	—
Expiring 08/18/21	Citibank, N.A.	CNH	9,198	1,416,000	1,420,614	4,614	—
Expiring 08/18/21	Citibank, N.A.	CNH	6,527	1,002,000	1,008,050	6,050	—
Expiring 08/18/21	Citibank, N.A.	CNH	5,896	908,000	910,594	2,594	—
Expiring 08/18/21	Citibank, N.A.	CNH	5,836	899,000	901,360	2,360	—
Expiring 08/18/21	Citibank, N.A.	CNH	3,970	612,000	613,247	1,247	—
Expiring 08/18/21	Citibank, N.A.	CNH	3,806	586,000	587,864	1,864	—
Expiring 08/18/21	Citibank, N.A.	CNH	3,463	535,000	534,917	—	(83)
Expiring 08/18/21	Citibank, N.A.	CNH	3,395	525,000	524,400	—	(600)
Expiring 08/18/21	Credit Suisse International	CNH	6,969	1,071,000	1,076,448	5,448	—
Expiring 08/18/21	Credit Suisse International	CNH	3,666	572,000	566,283	—	(5,717)
Expiring 08/18/21	Goldman Sachs International	CNH	3,931	606,000	607,141	1,141	—
Expiring 08/18/21	Goldman Sachs International	CNH	3,877	597,000	598,779	1,779	—
Expiring 08/18/21	Goldman Sachs International	CNH	3,789	585,000	585,180	180	—
Expiring 08/18/21	Goldman Sachs International	CNH	3,176	490,000	490,551	551	—
Expiring 08/18/21	HSBC Bank PLC	CNH	6,611	1,017,999	1,021,078	3,079	—
Expiring 08/18/21	HSBC Bank PLC	CNH	5,723	883,000	883,940	940	—
Expiring 08/18/21	HSBC Bank PLC	CNH	3,937	606,000	608,044	2,044	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	7,323	1,131,000	1,131,034	34	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	6,317	$972,000	$975,620	$3,620	$—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	5,863	902,000	905,585	3,585	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	4,838	754,000	747,175	—	(6,825)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	3,736	576,000	577,056	1,056	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	3,456	533,000	533,814	814	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	3,883	601,000	599,806	—	(1,194)
Expiring 08/18/21	Standard Chartered	CNH	12,465	1,925,000	1,925,266	266	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	5,350,370	1,487,123	1,376,220	—	(110,903)
Expiring 09/15/21	Citibank, N.A.	COP	1,997,442	551,000	513,781	—	(37,219)
Expiring 09/15/21	Goldman Sachs International	COP	1,335,780	369,000	343,589	—	(25,411)
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	16,330	751,100	758,713	7,613	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	8,738	400,000	405,951	5,951	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	27,474	1,264,217	1,276,461	12,244	—
Expiring 10/19/21	UBS AG	CZK	13,202	605,000	613,351	8,351	—
Euro,
Expiring 10/19/21	Barclays Bank PLC	EUR	10,859	12,838,592	12,902,574	63,982	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	769	909,000	913,436	4,436	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	181,107	594,000	597,825	3,825	—
Expiring 10/19/21	Barclays Bank PLC	HUF	125,240	412,000	413,410	1,410	—
Indian Rupee,
Expiring 09/15/21	BNP Paribas S.A.	INR	42,177	569,000	564,110	—	(4,890)
Expiring 09/15/21	Citibank, N.A.	INR	461,610	6,256,526	6,173,927	—	(82,599)
Expiring 09/15/21	Credit Suisse International	INR	57,534	769,000	769,498	498	—
Expiring 09/15/21	Credit Suisse International	INR	43,090	574,000	576,322	2,322	—
Expiring 09/15/21	Goldman Sachs International	INR	43,384	586,000	580,250	—	(5,750)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Goldman Sachs International	INR	42,914	$580,000	$573,968	$—	$(6,032)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	54,743	730,000	732,172	2,172	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	42,178	572,000	564,120	—	(7,880)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	41,368	552,000	553,288	1,288	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	39,925	533,000	533,994	994	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	73,353	980,000	981,080	1,080	—
Expiring 09/15/21	Standard Chartered	INR	66,846	893,000	894,056	1,056	—
Expiring 09/15/21	Standard Chartered	INR	44,578	596,000	596,219	219	—
Indonesian Rupiah,
Expiring 09/15/21	Barclays Bank PLC	IDR	7,922,180	549,000	545,882	—	(3,118)
Expiring 09/15/21	HSBC Bank PLC	IDR	107,832,748	7,489,946	7,430,268	—	(59,678)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	13,118	4,042,520	4,059,655	17,135	—
Expiring 09/17/21	Bank of America, N.A.	ILS	2,963	907,000	916,992	9,992	—
Expiring 09/17/21	Bank of America, N.A.	ILS	1,905	590,000	589,698	—	(302)
Expiring 09/17/21	Citibank, N.A.	ILS	1,954	603,000	604,677	1,677	—
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	188,598	1,712,751	1,720,250	7,499	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	98,787	900,000	901,065	1,065	—
Mexican Peso,
Expiring 09/15/21	BNP Paribas S.A.	MXN	8,090	391,000	403,836	12,836	—
Expiring 09/15/21	Citibank, N.A.	MXN	41,449	2,088,131	2,069,106	—	(19,025)
Expiring 09/15/21	Goldman Sachs International	MXN	7,881	391,000	393,426	2,426	—
Expiring 09/15/21	Goldman Sachs International	MXN	7,455	374,000	372,148	—	(1,852)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	11,813	592,000	589,711	—	(2,289)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	11,779	588,000	588,018	18	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	7,896	389,000	394,180	5,180	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	6,632	331,000	331,076	76	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	36,463	$1,803,314	$1,820,191	$16,877	$—
Expiring 09/15/21	UBS AG	MXN	17,954	887,000	896,255	9,255	—
Expiring 09/15/21	UBS AG	MXN	8,238	405,000	411,220	6,220	—
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	27,672	991,000	991,769	769	—
Expiring 09/15/21	Citibank, N.A.	TWD	15,783	577,000	565,681	—	(11,319)
Expiring 09/15/21	Credit Suisse International	TWD	16,456	593,000	589,805	—	(3,195)
Expiring 09/15/21	Goldman Sachs International	TWD	16,830	604,000	603,192	—	(808)
Expiring 09/15/21	Goldman Sachs International	TWD	16,395	599,000	587,614	—	(11,386)
Expiring 09/15/21	Goldman Sachs International	TWD	15,522	559,000	556,329	—	(2,671)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	27,781	991,000	995,694	4,694	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	27,660	993,000	991,351	—	(1,649)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	21,107	772,000	756,496	—	(15,504)
Expiring 09/15/21	Standard Chartered	TWD	16,298	584,000	584,119	119	—
Peruvian Nuevo Sol,
Expiring 09/15/21	BNP Paribas S.A.	PEN	3,152	823,000	776,153	—	(46,847)
Expiring 09/15/21	BNP Paribas S.A.	PEN	2,331	590,000	573,819	—	(16,181)
Expiring 09/15/21	Goldman Sachs International	PEN	2,407	608,000	592,637	—	(15,363)
Expiring 09/15/21	Goldman Sachs International	PEN	2,181	552,000	537,106	—	(14,894)
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	58,916	1,169,000	1,176,062	7,062	—
Expiring 09/15/21	Citibank, N.A.	PHP	37,823	772,000	754,997	—	(17,003)
Expiring 09/15/21	Citibank, N.A.	PHP	28,454	582,000	567,985	—	(14,015)
Expiring 09/15/21	Citibank, N.A.	PHP	27,891	573,000	556,742	—	(16,258)
Expiring 09/15/21	Goldman Sachs International	PHP	59,432	1,175,000	1,186,343	11,343	—
Expiring 09/15/21	Goldman Sachs International	PHP	27,750	573,000	553,940	—	(19,060)
Expiring 09/15/21	HSBC Bank PLC	PHP	64,142	1,274,000	1,280,374	6,374	—
Expiring 09/15/21	HSBC Bank PLC	PHP	58,555	1,158,000	1,168,853	10,853	—
Expiring 09/15/21	HSBC Bank PLC	PHP	28,758	587,000	574,056	—	(12,944)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	28,771	$587,000	$574,317	$—	$(12,683)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	27,752	576,000	553,966	—	(22,034)
Expiring 09/15/21	Standard Chartered	PHP	88,555	1,757,000	1,767,684	10,684	—
Expiring 09/15/21	Standard Chartered	PHP	70,475	1,393,000	1,406,782	13,782	—
Expiring 09/15/21	Standard Chartered	PHP	48,530	966,000	968,742	2,742	—
Expiring 09/15/21	Standard Chartered	PHP	46,486	918,000	927,925	9,925	—
Expiring 09/15/21	Standard Chartered	PHP	39,824	791,000	794,941	3,941	—
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	7,531	1,963,464	1,955,411	—	(8,053)
Expiring 10/19/21	HSBC Bank PLC	PLN	9,416	2,448,507	2,444,704	—	(3,803)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	54,289	726,000	737,118	11,118	—
Expiring 09/15/21	Barclays Bank PLC	RUB	41,881	570,000	568,646	—	(1,354)
Expiring 09/15/21	Barclays Bank PLC	RUB	29,048	391,000	394,409	3,409	—
Expiring 09/15/21	Goldman Sachs International	RUB	29,416	393,000	399,404	6,404	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	196,935	2,650,719	2,673,937	23,218	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	106,213	1,459,000	1,442,140	—	(16,860)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	51,954	710,000	705,424	—	(4,576)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	44,877	599,000	609,330	10,330	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	44,827	607,000	608,649	1,649	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	43,865	583,000	595,587	12,587	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	42,392	571,000	575,583	4,583	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	41,522	570,000	563,771	—	(6,229)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	29,579	398,000	401,616	3,616	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	29,081	396,000	394,855	—	(1,145)
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	20,597	1,414,305	1,397,488	—	(16,817)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	15,976	1,082,000	1,083,993	1,993	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	5,341	$384,000	$362,388	$—	$(21,612)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	5,264	383,000	357,130	—	(25,870)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	5,463	393,000	370,672	—	(22,328)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	1,215,735	1,071,000	1,053,608	—	(17,392)
Expiring 09/15/21	Citibank, N.A.	KRW	1,135,804	985,000	984,336	—	(664)
Expiring 09/15/21	Citibank, N.A.	KRW	962,368	870,000	834,029	—	(35,971)
Expiring 09/15/21	Credit Suisse International	KRW	8,083,575	7,246,594	7,005,570	—	(241,024)
Expiring 09/15/21	Goldman Sachs International	KRW	712,579	621,000	617,551	—	(3,449)
Expiring 09/15/21	Goldman Sachs International	KRW	676,079	596,000	585,918	—	(10,082)
Expiring 09/15/21	HSBC Bank PLC	KRW	887,893	778,000	769,485	—	(8,515)
Expiring 09/15/21	HSBC Bank PLC	KRW	699,142	606,000	605,906	—	(94)
Expiring 09/15/21	HSBC Bank PLC	KRW	674,105	590,000	584,208	—	(5,792)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	683,970	591,000	592,757	1,757	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	680,001	592,000	589,318	—	(2,682)
Expiring 09/15/21	Standard Chartered	KRW	1,151,688	1,004,000	998,102	—	(5,898)
Expiring 09/15/21	Standard Chartered	KRW	1,052,577	918,999	912,207	—	(6,792)
Expiring 09/15/21	Standard Chartered	KRW	500,618	437,000	433,857	—	(3,143)
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	72,536	2,322,632	2,206,374	—	(116,258)
Expiring 09/15/21	Goldman Sachs International	THB	18,521	576,000	563,358	—	(12,642)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	104,122	3,333,597	3,167,157	—	(166,440)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	23,750	740,000	722,408	—	(17,592)
Expiring 09/15/21	Standard Chartered	THB	25,054	776,000	762,096	—	(13,904)
				$163,833,821	$162,400,616	430,284	(1,863,489)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	407	$300,554	$298,787	$1,767	$—
Brazilian Real,
Expiring 08/03/21	Bank of America, N.A.	BRL	1,939	386,000	372,141	13,859	—
Expiring 08/03/21	Bank of America, N.A.	BRL	1,796	357,000	344,607	12,393	—
Expiring 08/03/21	Citibank, N.A.	BRL	4,569	880,000	876,742	3,258	—
Expiring 08/03/21	Citibank, N.A.	BRL	2,600	517,500	498,939	18,561	—
Expiring 08/03/21	Citibank, N.A.	BRL	1,922	382,500	368,862	13,638	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	18,491	3,568,992	3,548,586	20,406	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	4,633	909,000	889,114	19,886	—
Expiring 08/03/21	UBS AG	BRL	2,106	397,000	404,235	—	(7,235)
British Pound,
Expiring 10/19/21	BNP Paribas S.A.	GBP	28,269	39,178,527	39,301,560	—	(123,033)
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	1,285,068	1,794,462	1,691,075	103,387	—
Expiring 09/15/21	BNP Paribas S.A.	CLP	636,952	883,000	838,192	44,808	—
Expiring 09/15/21	Citibank, N.A.	CLP	658,561	893,000	866,628	26,372	—
Expiring 09/15/21	Citibank, N.A.	CLP	626,627	870,000	824,605	45,395	—
Expiring 09/15/21	Goldman Sachs International	CLP	280,875	375,000	369,615	5,385	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	1,453,275	2,029,189	1,912,426	116,763	—
Chinese Renminbi,
Expiring 08/18/21	Credit Suisse International	CNH	7,462	1,164,000	1,152,574	11,426	—
Expiring 08/18/21	Credit Suisse International	CNH	7,365	1,149,000	1,137,499	11,501	—
Expiring 08/18/21	Goldman Sachs International	CNH	4,988	776,000	770,348	5,652	—
Expiring 08/18/21	HSBC Bank PLC	CNH	7,222	1,124,000	1,115,406	8,594	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	8,424	1,304,506	1,301,100	3,406	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	7,122	1,110,000	1,100,009	9,991	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	3,776	580,000	583,260	—	(3,260)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	8,953	1,397,000	1,382,886	14,114	—
Colombian Peso,
Expiring 09/15/21	BNP Paribas S.A.	COP	4,930,913	1,299,000	1,268,328	30,672	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/15/21	Citibank, N.A.	COP	1,500,286	$396,000	$385,903	$10,097	$—
Expiring 09/15/21	Goldman Sachs International	COP	2,177,030	580,000	559,975	20,025	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	2,241,262	588,000	576,497	11,503	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,603,428	410,000	412,433	—	(2,433)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,600,110	414,000	411,580	2,420	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,591,865	415,000	409,459	5,541	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,448,750	380,000	372,647	7,353	—
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	19,702	909,000	915,384	—	(6,384)
Euro,
Expiring 10/19/21	Bank of America, N.A.	EUR	6,683	7,905,334	7,940,585	—	(35,251)
Expiring 10/19/21	BNP Paribas S.A.	EUR	159,251	188,867,613	189,213,927	—	(346,314)
Expiring 10/19/21	HSBC Bank PLC	EUR	108,668	129,229,037	129,113,676	115,361	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	770	907,000	914,740	—	(7,740)
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	895,765	2,982,230	2,956,872	25,358	—
Expiring 10/19/21	Goldman Sachs International	HUF	181,961	602,999	600,644	2,355	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	125,381	409,000	413,875	—	(4,875)
Indian Rupee,
Expiring 09/15/21	HSBC Bank PLC	INR	91,048	1,207,000	1,217,742	—	(10,742)
Expiring 09/15/21	HSBC Bank PLC	INR	80,769	1,077,000	1,080,261	—	(3,261)
Expiring 09/15/21	HSBC Bank PLC	INR	55,986	743,000	748,798	—	(5,798)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	73,542	979,000	983,615	—	(4,615)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	59,985	799,000	802,285	—	(3,285)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	76,241	1,014,000	1,019,702	—	(5,702)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	73,433	978,000	982,152	—	(4,152)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	45,645	607,000	610,486	—	(3,486)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	44,253	$593,000	$591,869	$1,131	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	43,784	581,000	585,600	—	(4,600)
Expiring 09/15/21	Standard Chartered	INR	150,171	1,991,000	2,008,507	—	(17,507)
Expiring 09/15/21	Standard Chartered	INR	74,790	999,000	1,000,302	—	(1,302)
Expiring 09/15/21	Standard Chartered	INR	45,598	609,000	609,859	—	(859)
Expiring 09/15/21	UBS AG	INR	54,965	733,999	735,142	—	(1,143)
Indonesian Rupiah,
Expiring 09/15/21	BNP Paribas S.A.	IDR	15,445,730	1,057,000	1,064,295	—	(7,295)
Expiring 09/15/21	Credit Suisse International	IDR	8,555,190	586,000	589,499	—	(3,499)
Expiring 09/15/21	HSBC Bank PLC	IDR	25,421,747	1,766,000	1,751,698	14,302	—
Expiring 09/15/21	HSBC Bank PLC	IDR	25,333,681	1,759,000	1,745,629	13,371	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	IDR	8,798,230	602,000	606,246	—	(4,246)
Expiring 09/15/21	Standard Chartered	IDR	27,653,071	1,889,000	1,905,448	—	(16,448)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	1,952	595,000	604,059	—	(9,059)
Expiring 09/17/21	Barclays Bank PLC	ILS	3,874	1,185,000	1,198,949	—	(13,949)
Expiring 09/17/21	Barclays Bank PLC	ILS	3,259	996,000	1,008,581	—	(12,581)
Expiring 09/17/21	Barclays Bank PLC	ILS	3,249	990,000	1,005,394	—	(15,394)
Expiring 09/17/21	Barclays Bank PLC	ILS	3,130	963,000	968,498	—	(5,498)
Expiring 09/17/21	Barclays Bank PLC	ILS	2,883	887,000	892,281	—	(5,281)
Expiring 09/17/21	Barclays Bank PLC	ILS	2,561	786,000	792,688	—	(6,688)
Expiring 09/17/21	Barclays Bank PLC	ILS	2,031	616,000	628,486	—	(12,486)
Expiring 09/17/21	Barclays Bank PLC	ILS	1,910	587,000	591,232	—	(4,232)
Expiring 09/17/21	Barclays Bank PLC	ILS	1,838	564,000	568,817	—	(4,817)
Expiring 09/17/21	Citibank, N.A.	ILS	2,980	908,000	922,339	—	(14,339)
Expiring 09/17/21	Citibank, N.A.	ILS	2,587	798,000	800,698	—	(2,698)
Expiring 09/17/21	Citibank, N.A.	ILS	1,974	603,000	610,846	—	(7,846)
Expiring 09/17/21	Citibank, N.A.	ILS	1,950	596,000	603,396	—	(7,396)
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	274,985	2,491,962	2,508,212	—	(16,250)
Mexican Peso,
Expiring 09/15/21	Goldman Sachs International	MXN	5,148	255,000	256,985	—	(1,985)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	18,420	912,000	919,491	—	(7,491)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	12,252	607,000	611,621	—	(4,621)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	18,277	$893,000	$912,346	$—	$(19,346)
New Taiwanese Dollar,
Expiring 09/15/21	Goldman Sachs International	TWD	99,547	3,632,822	3,567,807	65,015	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	16,359	591,000	586,312	4,688	—
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	2,995	763,000	737,322	25,678	—
Expiring 09/15/21	Citibank, N.A.	PEN	2,136	544,000	525,933	18,067	—
Expiring 09/15/21	Goldman Sachs International	PEN	5,676	1,501,681	1,397,640	104,041	—
Expiring 09/15/21	Goldman Sachs International	PEN	3,027	780,000	745,318	34,682	—
Expiring 09/15/21	Goldman Sachs International	PEN	2,357	600,000	580,274	19,726	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	4,771	1,222,786	1,174,799	47,987	—
Philippine Peso,
Expiring 09/15/21	Barclays Bank PLC	PHP	38,723	792,000	772,975	19,025	—
Expiring 09/15/21	Citibank, N.A.	PHP	28,652	588,000	571,939	16,061	—
Expiring 09/15/21	HSBC Bank PLC	PHP	31,478	621,000	628,359	—	(7,359)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	36,655	763,000	731,680	31,320	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	30,734	608,000	613,499	—	(5,499)
Expiring 09/15/21	Standard Chartered	PHP	65,884	1,334,000	1,315,150	18,850	—
Expiring 09/15/21	Standard Chartered	PHP	28,376	580,000	566,427	13,573	—
Polish Zloty,
Expiring 10/19/21	Goldman Sachs International	PLN	1,301	336,000	337,865	—	(1,865)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	2,296	594,000	596,221	—	(2,221)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	1,586	413,000	411,800	1,200	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	5,905	1,515,000	1,533,160	—	(18,160)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	66,205	892,000	898,917	—	(6,917)
Expiring 09/15/21	Barclays Bank PLC	RUB	43,960	592,000	596,876	—	(4,876)
Expiring 09/15/21	Goldman Sachs International	RUB	62,367	842,000	846,797	—	(4,797)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/15/21	Goldman Sachs International	RUB	43,907	$593,000	$596,165	$—	$(3,165)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	65,721	893,000	892,348	652	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	65,390	894,000	887,854	6,146	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	45,598	603,000	619,119	—	(16,119)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	42,511	580,000	577,205	2,795	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	56,903	768,000	772,620	—	(4,620)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	42,728	578,000	580,148	—	(2,148)
Singapore Dollar,
Expiring 09/15/21	BNP Paribas S.A.	SGD	1,381	1,017,000	1,019,449	—	(2,449)
Expiring 09/15/21	BNP Paribas S.A.	SGD	1,036	781,000	764,309	16,691	—
Expiring 09/15/21	Credit Suisse International	SGD	1,492	1,097,000	1,101,108	—	(4,108)
Expiring 09/15/21	Credit Suisse International	SGD	789	588,000	582,182	5,818	—
Expiring 09/15/21	Goldman Sachs International	SGD	1,855	1,370,000	1,368,765	1,235	—
Expiring 09/15/21	Goldman Sachs International	SGD	928	690,000	684,844	5,156	—
Expiring 09/15/21	Goldman Sachs International	SGD	806	597,000	594,574	2,426	—
Expiring 09/15/21	Goldman Sachs International	SGD	769	572,000	567,810	4,190	—
Expiring 09/15/21	HSBC Bank PLC	SGD	784	578,000	578,539	—	(539)
Expiring 09/15/21	HSBC Bank PLC	SGD	776	585,000	572,800	12,200	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	1,089	804,000	803,462	538	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	763	568,000	563,217	4,783	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	1,312	969,000	968,012	988	—
Expiring 09/15/21	UBS AG	SGD	1,372	1,015,000	1,012,673	2,327	—
Expiring 09/15/21	UBS AG	SGD	1,356	1,006,000	1,000,646	5,354	—
Expiring 09/15/21	UBS AG	SGD	1,289	952,000	951,286	714	—
South African Rand,
Expiring 09/15/21	Bank of America, N.A.	ZAR	8,594	585,000	583,131	1,869	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/21	Barclays Bank PLC	ZAR	10,710	$726,000	$726,692	$—	$(692)
Expiring 09/15/21	Barclays Bank PLC	ZAR	5,980	402,000	405,714	—	(3,714)
Expiring 09/15/21	Barclays Bank PLC	ZAR	5,758	390,000	390,697	—	(697)
Expiring 09/15/21	Citibank, N.A.	ZAR	71,696	5,223,024	4,864,583	358,441	—
Expiring 09/15/21	Citibank, N.A.	ZAR	61,767	4,515,710	4,190,920	324,790	—
Expiring 09/15/21	Goldman Sachs International	ZAR	5,777	397,000	391,998	5,002	—
Expiring 09/15/21	Goldman Sachs International	ZAR	4,962	345,000	336,650	8,350	—
Expiring 09/15/21	HSBC Bank PLC	ZAR	12,981	899,000	880,771	18,229	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	10,770	730,000	730,755	—	(755)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	5,843	398,000	396,458	1,542	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	10,626	726,000	720,944	5,056	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	52,201	3,744,993	3,541,880	203,113	—
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	671,139	592,000	581,637	10,363	—
Expiring 09/15/21	Goldman Sachs International	KRW	882,858	792,000	765,122	26,878	—
Expiring 09/15/21	HSBC Bank PLC	KRW	2,956,443	2,649,000	2,562,179	86,821	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	670,945	591,000	581,469	9,531	—
Expiring 09/15/21	Standard Chartered	KRW	1,628,754	1,436,000	1,411,548	24,452	—
Swiss Franc,
Expiring 10/19/21	UBS AG	CHF	2,470	2,707,336	2,732,383	—	(25,047)
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	32,561	991,000	990,440	560	—
Expiring 09/15/21	Citibank, N.A.	THB	27,715	887,000	843,015	43,985	—
Expiring 09/15/21	Goldman Sachs International	THB	18,937	578,000	576,021	1,979	—
Expiring 09/15/21	HSBC Bank PLC	THB	27,650	879,000	841,058	37,942	—
Expiring 09/15/21	HSBC Bank PLC	THB	26,180	796,000	796,350	—	(350)
Expiring 09/15/21	HSBC Bank PLC	THB	25,544	781,000	776,977	4,023	—
Expiring 09/15/21	HSBC Bank PLC	THB	19,941	606,000	606,561	—	(561)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	29,982	958,000	911,986	46,014	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	26,043	791,000	792,165	—	(1,165)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	23,828	$764,000	$724,794	$39,206	$—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	17,837	573,000	542,576	30,424	—
Expiring 09/15/21	Standard Chartered	THB	24,494	784,000	745,055	38,945	—
Expiring 09/15/21	Standard Chartered	THB	18,477	585,000	562,035	22,965	—
Expiring 09/15/21	UBS AG	THB	23,410	749,000	712,079	36,921	—
				$512,197,756	$510,472,623	2,649,378	(924,245)
						$3,079,662	$(2,787,734)
Cross currency exchange contracts outstanding at July 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	HUF	181,585	EUR	505	$—	$(610)	Citibank, N.A.
Credit default swap agreements outstanding at July 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	08/14/21	0.250%(M)	33,930	*	$12,252	$(999)	$13,251	Goldman Sachs International
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	10,550	$(40,782)		$(35,987)		$(4,795)		Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		450	(5,831)		1,090		(6,921)		Citibank, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	440	$(5,702)		$2,642		$(8,344)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(1,944)		1,001		(2,945)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(1,944)		926		(2,870)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(1,944)		338		(2,282)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(972)		182		(1,154)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	285	(3,831)		1,629		(5,460)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	(2,958)		1,050		(4,008)		Citibank, N.A.
				$(65,908)		$(27,129)		$(38,779)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000%(Q)		3,210	0.226%	$26,033	$22,167	$3,866	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)		5,350	0.259%	41,818	37,428	4,390	Goldman Sachs International
Bank of Nova Scotia	06/20/22	1.000%(Q)		10,000	0.479%	58,518	58,221	297	Credit Suisse International
Boeing Co.	12/20/21	1.000%(Q)		6,900	0.443%	23,298	14,497	8,801	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)		3,650	0.443%	12,325	6,441	5,884	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		1,760	0.851%	9,557	7,031	2,526	Goldman Sachs International
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)		3,000	*	40,696	(25,136)	65,832	Deutsche Bank AG
Citigroup, Inc.	06/20/22	1.000%(Q)		3,490	0.274%	26,809	24,103	2,706	Goldman Sachs International
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	2,000	0.284%	18,124	16,434	1,690	Barclays Bank PLC
Delta Air Lines, Inc.	06/20/22	5.000%(Q)		810	0.993%	33,735	28,879	4,856	Credit Suisse International
Devon Energy Corp.	12/20/21	1.000%(Q)		2,410	0.423%	8,258	6,351	1,907	Barclays Bank PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Devon Energy Corp.	12/20/21	1.000%(Q)	1,160	0.423%	$3,975	$3,056	$919	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/22	1.000%(Q)	4,330	0.236%	34,846	27,149	7,697	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)	3,580	0.908%	721,151	682,512	38,639	Goldman Sachs International
Hess Corp.	12/20/21	1.000%(Q)	12,500	0.375%	45,554	24,465	21,089	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	600	0.722%	5,497	6,718	(1,221)	Goldman Sachs International
JPMorgan Chase & Co.	09/20/21	1.000%(Q)	2,470	0.222%	5,589	3,015	2,574	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.102%	46,186	22,101	24,085	HSBC Bank PLC
Occidental Petroleum Corp.	09/20/21	1.000%(Q)	1,240	0.920%	1,556	315	1,241	Barclays Bank PLC
Ovintiv, Inc.	09/20/21	1.000%(Q)	370	0.318%	785	360	425	Barclays Bank PLC
Ovintiv, Inc.	12/20/21	1.000%(Q)	1,360	0.392%	4,830	3,585	1,245	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	2.390%	(9,295)	(8,007)	(1,288)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	2.390%	(9,048)	(9,177)	129	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.390%	(3,099)	(2,651)	(448)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.390%	(3,099)	(3,219)	120	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.390%	(3,098)	(3,162)	64	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	2.390%	(1,611)	(1,388)	(223)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	3.199%	(19,919)	(18,439)	(1,480)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	3.199%	(15,376)	(14,068)	(1,308)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)	4,280	0.264%	33,247	30,328	2,919	Goldman Sachs International

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Peru	12/20/21	1.000%(Q)	2,000	0.231%	$8,435	$6,044	$2,391	Citibank, N.A.
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.682%	53,514	36,790	16,724	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	1,730	0.798%	11,943	(12,693)	24,636	Citibank, N.A.
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	300	0.908%	460	294	166	Barclays Bank PLC
T-Mobile USA, Inc.	09/20/21	5.000%(Q)	2,000	0.355%	25,079	13,434	11,645	Barclays Bank PLC
T-Mobile USA, Inc.	12/20/21	5.000%(Q)	1,140	0.389%	27,500	21,041	6,459	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.468%	129,846	98,846	31,000	Goldman Sachs International
					$1,394,619	$1,103,665	$290,954

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	136,300	$(3,049,215)	$(3,447,230)	$(398,015)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$(16,933)	$(8,753)	$(8,180)	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at July 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,760	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(181,897)	$(181,897)
1,780	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(101,963)	(101,963)
5,350	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(305,870)	(305,870)
6,515	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(179,713)	(179,713)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
1,980	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(61,890)	$(61,890)
3,980	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(118,806)	(118,806)
4,020	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(120,401)	(120,401)
2,440	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(71,705)	(71,705)
2,480	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(72,537)	(72,537)
2,045	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(57,379)	(57,379)
3,955	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(108,742)	(108,742)
				$—	$(1,380,903)	$(1,380,903)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,300	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(36)	$55,165	$55,201
AUD	18,940	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(730,811)	(241,818)	488,993
AUD	6,560	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	1,712	(80,217)	(81,929)
BRL	31,882	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(238,564)	(238,564)
BRL	50,112	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(520,922)	(520,922)
BRL	53,589	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(560,418)	(560,418)
BRL	8,202	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	553	553
BRL	9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	3,809	3,809
BRL	16,250	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(252,066)	(252,066)
BRL	17,290	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(260,696)	(260,696)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	30,291	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	$—	$(458,793)	$(458,793)
BRL	62,618	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(950,573)	(950,573)
BRL	7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(47,251)	(47,251)
CLP	16,810,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(1,543,613)	(1,543,613)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(65,750)	(65,750)
COP	6,079,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	8,888	8,888
COP	10,560,315	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	20,322	20,322
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(132,764)	(132,764)
COP	6,000,000	01/29/26	3.065%(Q)	1 Day COOIS(2)(Q)	—	(110,676)	(110,676)
COP	35,497,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(622,074)	(622,074)
COP	4,295,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(28,858)	(28,858)
COP	3,005,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(19,668)	(19,668)
COP	6,526,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(44,420)	(44,420)
GBP	2,340	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(53,314)	(50,382)	2,932
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	(20,483)	2,499
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(448,713)	(402,064)	46,649
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(31,183)	(31,183)
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	(134,015)	23,586
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(22,856)	(42,943)	(20,087)
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(51,602)	(23,705)
HUF	153,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(38,224)	(38,224)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	2,400,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	$—	$(593,394)	$(593,394)
HUF	679,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(131,791)	(131,791)
MXN	121,595	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(266)	(72,522)	(72,256)
MXN	98,500	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(71)	(410,456)	(410,385)
MXN	13,960	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(60)	(63,984)	(63,924)
MXN	39,610	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(52)	(194,232)	(194,180)
MXN	141,500	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(186)	(699,938)	(699,752)
MXN	37,440	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(63)	(191,238)	(191,175)
MXN	10,470	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(66)	(56,881)	(56,815)
NZD	3,300	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(24,488)	(24,488)
NZD	2,330	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(99,366)	(99,366)
NZD	9,420	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	4,153	(398,229)	(402,382)
NZD	3,500	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(148,510)	(148,510)
NZD	7,455	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	93,252	93,252
PLN	8,390	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	3,210	(79,671)	(82,881)
PLN	33,970	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(29,836)	(348,166)	(318,330)
PLN	17,650	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	13,109	54,788	41,679
PLN	8,600	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	—	(13,009)	(13,009)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	4,800	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	$—	$(200,224)	$(200,224)
	830	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	3,167	3,167
	2,430	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	13,015	13,015
ZAR	43,200	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,728)	151,018	152,746
ZAR	59,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(16,116)	202,772	218,888
ZAR	31,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	787	126,107	125,320
ZAR	37,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(301)	180,532	180,833
ZAR	24,600	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(207)	126,199	126,406
ZAR	96,600	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	479,786	479,786
ZAR	10,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(188)	109,523	109,711
ZAR	19,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(75)	159,942	160,017
ZAR	45,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(826)	520,130	520,956
ZAR	5,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(517)	10,893	11,410
ZAR	107,000	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,716)	70,119	72,835
ZAR	6,600	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(94)	6,177	6,271
ZAR	97,200	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(170,327)	(124,690)	45,637
ZAR	86,700	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	81,318	270,363	189,045
					$(1,583,616)	$(8,134,306)	$(6,550,690)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	96	$(641)	$(225)	$(416)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).